Inventories, Net	12 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventories, Net

NOTE 5 – INVENTORIES, NET

Inventories consisted of the following:

	As of June 30,
	2020	2019
Raw materials	$140,745	$795,047
Work in process	677,301	1,136,582
Finished goods	3,201,205	3,431,102
	4,019,251	5,362,731
Less: inventory allowance	(1,158,551)	-
Inventory, net	$2,860,700	$5,362,731

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the years ended June 30, 2020, for certain obsolete, slow-moving and damaged fabric and leather raw materials and metal components or parts used in the manufacturing the Company’s pet leash and other pet products, the Company recorded an inventory provision of $1,165,044. For the years ended June 30, 2019 and 2018, the Company recorded inventory reserve recovery of $4,863 and $14,106, respectively.